Going Concern and Management's Plans	12 Months Ended
Dec. 31, 2011
Going Concern [Text Block]
4.	Going Concern and Management’s Plans

The accompanying financial statements are presented on a going concern basis.  At December 31, 2011, the Company had a working capital deficit of approximately $43.7 million.  The Company generated a net loss of approximately $20.7 million, $14.4 million and $54.8 million during the years ended December 31, 2011, 2010 and 2009, respectively.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  The Company's continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company's independent registered public accounting firm's report on the financial statements as of and for the year ended December 31, 2011, contained an explanatory paragraph regarding the Company's ability to continue as a going concern.

Management plans to continue its efforts to raise additional funds through debt or equity offerings. At the end of March 2012, the Company disposed its operating joint venture of Hubei Chutian to the joint venture partner for a consideration of $59,378,819 (RMB374,140,000). The proceeds will be used for repayment of the debts.

After the disposal of the equity investment in Hubei Chutian and the suspension of business operation of Binzhou Broadcasting, the Company did not have business operations. The management of the Company is seeking for potential business combinations which are in the best interest of the Company and its shareholders.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Going Concern [Text Block]
5. Going Concern

The accompanying financial statements are presented on a going concern basis.  At December 31, 2011, the Company had a working capital deficit of approximately $44.2 million.  The Company generated a net loss of approximately $4.6 million and $10.3 million during the years ended December 31, 2011 and 2010, respectively.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  The Company's continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company's independent registered public accounting firm's report on the financial statements as of and for the year ended December 31, 2011, contained an explanatory paragraph regarding the Company's ability to continue as a going concern.

The owners agreed to provide continuing financial support to the Company so as to enable the Company to meet its liabilities as at and when fall due and to continue its business in the foreseeable future. The Company also raised fund through finance lease with leasing company.